J.P. Morgan Mutual Fund Group

July 2, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Group (the “Trust”) on behalf of
the JPMorgan Short Term Bond Fund II File Nos. 811-5151 & 33-14196

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the JPMorgan Short Term Bond Fund II do not differ from those contained in Post-Effective Amendment No. 100 (Amendment No. 139 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on June 27, 2008.

J.P. Morgan Mutual Fund Group
Registrant

/s/Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary